UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
>Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21204

BIDFUND 2 PERCENT

(Exact name of registrant as specified in charter)

301 North Harrison Street
Suite 185
Princton, New Jersey 08540

(Address of principal executive offices) (Zip code)

Attention: Eugene L. Podsiadlo
Financial Foundry, LLC
301 North Harrison Street
Suite 185
Princton, New Jersey 08540

COPY TO:

Janna Manes, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

(Name and address of agent for service)

Registrant's telephone number, including area code: 610.847.8679

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2003-June 30, 2004

Item 1. Proxy Voting Record

Ticker:
CUSIP:
Meeting Date:

#         Proposal                             Sponsor       Whether the      How the Fund      Whether the
                                                                 Fund            Voted          Fund voted
                                                                Voted                            "For" or
                                                                                                 "Against"
                                                                                                Management

As of June 30, 2004, BidFundSM (2%) had not commenced investment operations.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIDFUND 2 PERCENT

By:	/s/ Eugene L. Podsiadlo Eugene L. Podsiadlo Chief Executive Officer

Date:	November 5, 2004

Pursuant to the requirements of the Investment Company Act of 1940, this Report has been signed below by the principal executive officer on behalf of the Registrant on the date indicated.

By:	/s/ Eugene L. Podsiadlo Eugene L. Podsiadlo Chief Executive Officer

Date:	November 5, 2004